Post-Employment Benefits - Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 2,881	kr 2,178	kr 2,734
Pension cost for defined benefit plans	2,942	2,785	2,436
Total	kr 5,823	kr 4,963	kr 5,170
Total pension cost expressed as a percentage of wages and salaries	9.30%	8.10%	8.80%
Sweden [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 1,199	kr 963	kr 953
Pension cost for defined benefit plans	1,920	1,783	1,704
Total	3,119	2,746	2,657
US [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	460	415	456
Pension cost for defined benefit plans	97	13	(110)
Total	557	428	346
United Kingdom [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	138	136	132
Pension cost for defined benefit plans	(6)	(4)	(47)
Total	132	132	85
Other Countries [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	1,084	664	1,193
Pension cost for defined benefit plans	931	993	889
Total	kr 2,015	kr 1,657	kr 2,082